NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Convertible Notes and Senior Note Warrants Sold to Related Parties (Details)	Dec. 31, 2024 USD ($)
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants	$ 6,268,427
Wilson-Garling 2023 Family Trust [Member]
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants	5,138,055	[1]
Eunomia, LP [Member]
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants	1,027,611	[2]
Curtis N Maas Revocable Trust [Member]
Debt Conversion [Line Items]
Principal amount of senior convertible notes and warrants	$ 102,761	[3]

[1]	Thomas J. Wilson, an affiliate of Wilson-Garling 2023 Family Trust, was a member of the Legacy Nuburu board of directors.
[2]	Ron Nicol, manager of Eunomia, LP, was the Executive Chairman of the Company’s board of directors through January 2025.
[3]	Curtis Maas, an affiliate of the Curtis N Maas Revocable Trust, was a member of the Legacy Nuburu board of directors.